787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 5, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 210 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Prospectus and Statement of Additional Information for Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050 and Legg Mason Target Retirement Fund, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 210 to the Trust’s Registration Statement on Form N-1A on July 27, 2011. That Post-Effective Amendment became effective on August 1, 2011, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC

Rosemary D. Emmens, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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